Loans Payable (Details) - USD ($)				12 Months Ended
	Dec. 12, 2022	Jan. 06, 2022	Sep. 23, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans Payable [Abstract]
Interest expense				$ 241,890	$ 237,505	$ 25,992
Loan facility amount	$ 200,000	$ 1,500,000	$ 1,000,000
Interest rate percentage	0.00%	6.00%	6.00%